10-Q LONG-TERM DEBT - LMA Income Series, LP and LMA Income Series, GP LLC Secured Borrowing (Details)		3 Months Ended		12 Months Ended
	Sep. 02, 2022 option	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Non-cash interest expense		$ 1,258,266	$ 0	$ 2,182,221	$ 0
Fair value
Debt Instrument [Line Items]
Long-term debt, gross				141,652,424
LMA Income Series, LP | Secured borrowing
Debt Instrument [Line Items]
Debt instrument term	3 years
Debt Instrument extension options | option	2
Debt instrument extension term	1 year
Dividend percentage	6.50%
Return rate in excess of minimum internal rate of return	25.00%
Minimum internal rate of return threshold	6.50%
Internal rate of return cap	9.00%
Net internal rate of return at cap	15.00%
Non-cash interest expense		596,381		478,765
LMA Income Series, LP | Secured borrowing | Fair value
Debt Instrument [Line Items]
Long-term debt, gross		$ 22,485,826		$ 22,368,209	$ 17,428,349
LMA Income Series, LP | Secured borrowing | General Partner
Debt Instrument [Line Items]
Return rate in excess of minimum internal rate of return	75.00%
Minimum internal rate of return threshold	6.50%
LMA Income Series, LP | Secured borrowing | Limited Partner
Debt Instrument [Line Items]
Internal rate of return cap	15.00%
Return Rate in excess of capped internal rate of return threshold	100.00%